RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
Related Party Transactions Disclosure [Text Block]

9.       RELATED PARTY TRANSACTIONS AND BALANCES

(a)       Due from related parties

At June 30, 2019  there was an outstanding loan to the Chief Technology Officer ("CTO") of the Company of $19,068 (March 31, 2019 – $18,585). The loan has an interest rate of 1% until June 30, 2018 and 2% after based on the Canada Revenue Agency’s prescribed rate for such advances and is denominated in Canadian dollars. During the period ended June 30, 2019, the Company accrued interest receivable in the amount of $90 (March 31, 2019 – $353); the remaining fluctuation in the balance from the prior year is due to changes in foreign exchange.

(b)       Accounts payable and accrued liabilities

As at June 30, 2019, $258,737 (March 31, 2019 – $229,473) was owing to the CEO of the Company; $14,532 (March 31, 2019 – $14,851) was owing to the Chief Technology Officer; $33,432 (March 31, 2019 – $33,387) was owing to the Chief Financial Officer ("CFO"), $28,025 (March 31, 2019 - $28,025) was owing to the former Chief Commercial Officer ("CCO"), all related to severance, bonuses and business expenses.

9.	RELATED PARTY TRANSACTIONS AND BALANCES

(a)	Due from related parties

An outstanding loan to the Chief Technology Officer (“CTO”) of the Company is for $18,585 (March 31, 2018 - $18,897). The loan had an interest rate of 1% until March 31, 2018 and 2% after based on the Canada Revenue Agency’s prescribed rate for such advances and is denominated in Canadian dollars. During the year ended March 31, 2019, the Company accrued interest receivable in the amount of $353 (March 31, 2018 – $590); the remaining fluctuation in the balance from the prior year is due to changes in foreign exchange.

(b)	Accounts payable and accrued liabilities

As at March 31, 2019, $229,473 (March 31, 2018 - $208,567) was owing to the CEO of the Company; $14,851 (March 31, 2018 – $135,039) was owing to the Chief Technology Officer; $33,387 (March 31, 2018 - $116,624) was owing to the Chief Financial Officer (“CFO”), $28,025 was owing to the Chief Commercial Officer (“CCO”), and $Nil (March 31, 2018 – $587,019) was owing to the former CEO, all related to severance, bonuses and business expenses.